Business combinations (Tables)	12 Months Ended
Mar. 31, 2021
NanjingCuidaBiotechnology Co Ltd [Member]
Business Acquisition [Line Items]
Summary of Identified Assets Acquired and Liabilities Assumed
Fair value of the noncontrolling interests was estimated based on the equity value of Cuida derived by the discounted cash flow method after further considering a discount for lack of control:

As of December 18, 2018
RMB
Cash and cash equivalents	36
Accounts receivable, net	15
Inventory	783
Prepayments and other current assets	5,693
Amortizable intangible assets
License	1,773

Total assets	8,300

Salary and welfare payable	(4)
Accrued liabilities and other current liabilities	(246)
Deferred tax liabilities	(443)

Total liabilities	(693)

Net assets acquired	7,607

Goodwill	494
Non-controlling interests	(2,101)

Total	6,000

As of December 18, 2018
RMB
Total purchase price is comprised of:
- cash consideration	6,000

Summary of Business Acquisition, Pro Forma Information
The pro forma operating results for the Company, assuming the acquisition of Cuida occurred on April 1, 2017, represents the pro forma impact from April 1, 2017 to December 17, 2018.

Year Ended March 31, 2019
RMB
Net revenues	804,175
Net loss	(231,712)

Xingmu Group [Member]
Business Acquisition [Line Items]
Summary of Identified Assets Acquired and Liabilities Assumed
Fair value of the noncontrolling interests was estimated based on the equity value of Xingmu Group derived by the discounted cash flow method after further considering a discount for lack of control:

As of November 1, 2019
RMB
Cash and cash equivalents	1,783
Accounts receivable, net	3,273
Inventory	9,445
Prepayments and other current assets	6,092
Property and equipment, net	91
Long-term investments	2,502
Amortizable intangible assets
License	1,756
Dealership	31,717

Total assets	56,659

Short-term borrowings	(2,200)
Accounts payable	(1,561)
Salary and welfare payable	(159)
Accrued liabilities and other current liabilities	(3,970)
Deferred tax liabilities	(8,368)

Total liabilities	(16,258)

Net assets acquired	40,401

Goodwill	39,690
Non-controlling interests	(36,023)

Total	44,068

As of November 1, 2019
RMB
Total purchase price is comprised of:
- fair value of 14.5% previously held equity interests	10,628
- fair value of the Company’s Series E convertible redeemable preferred shares to achieve control	33,440

Fair value of total consideration	44,068

Summary of Business Acquisition, Pro Forma Information
The pro forma operating results for the Company, assuming the acquisition of Xingmu occurred on April 1, 2018 is as follows:

	Year Ended March 31, 2019	Year Ended March 31, 2020
	RMB	RMB
Net revenues	850,932	802,249
Net loss	(230,451)	(176,070)